Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		$ 14,943	$ 13,852
Interest		29,268	29,281
Insurance benefits		13,951	12,853
Accrued lease expense		33,628	35,903
Stock-based compensation		15,301	13,283
Other		8,117	3,618
Total	$ 90,262	115,208	108,790
LAMAR MEDIA CORP [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payroll		14,943	13,852
Interest		29,268	29,281
Accrued lease expense		33,628	35,903
Other		32,889	25,971
Total	$ 87,551	$ 110,728	$ 105,007